Net Income Per Common Share (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net (Loss) Income Per Common Share
Net loss attributable to common stockholders	$ (11,828,468)	$ (8,543,847)	$ 1,161,898	$ 223,086
Less: Undistributed earnings allocated to participating securities			$ (1,161,898)	$ (223,086)
Weighted average common shares-basic and diluted			563,136	542,320